Borrowings - Summary of Components of Borrowings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 28,871	¥ 33,778
Current portion of long-term borrowings	9,375	3,027
Current, Total	38,246	36,805
Long-term borrowings	70,384	33,465
Non-current, Total	¥ 70,384	¥ 33,465
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, interest rate	0.04%
Current portion of long-term borrowings, interest rate	0.45%
Long-term borrowings, interest rate	0.26%
Long-term borrowings, maturity	2020-04
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, interest rate	3.85%
Current portion of long-term borrowings, interest rate	3.28%
Long-term borrowings, interest rate	3.64%
Long-term borrowings, maturity	2024-02